INCOME TAXES - Additional Information (Details) - USD ($)				12 Months Ended
	Dec. 22, 2017	Oct. 26, 2017	Sep. 11, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
INCOME TAXES
Operating losses carried forward expiration period				Expire from 2031 – 2039
Financing costs expiration period				Expire from 2040 to 2044
Investment tax credits expiration period				Expire in 2035
Income tax expense				$ 37,920	$ 27,029	$ 116,391
Federal corporate income tax rate	34.00%			21.00%
Federal and Provincial (BC) general corporate income tax rate		26.00%		27.00%
General corporate income tax rate			11.00%	12.00%